Commitments and Contingencies (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies [Line Items]
2015	13,653
2016	6,004
2017	4,030
Thereafter	4,463
Total minimum lease payments	28,150